Other revenues and expenses (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Schedule of Financial Income and Expenses
Financial income:

	Year ended December 31,
	2020	2021	2022
	(in thousands)
Income from short-term investments and term deposits and other finance revenue	$29	$47	$68
Impact of debt reimbursement (Notes 14.1 and 14.2)	—	5,177	—
Convertible debt amendments (Note 14.1)	1,399	—	476
Change in fair value of convertible debt derivative (Note 14.1)	—	3,848	6,878
Foreign exchange gain	1,407	3,032	7,076
Total financial income	$2,835	$12,104	$14,498
Financial expenses:

	Year ended December 31,
	2020	2021	2022
	(in thousands)
Interest on loans	$9,747	$7,462	$8,146
Interest on lease contracts (see Note 15)	780	760	571
Interest on financing component of long term development services agreement (see Notes 18 and 19)	3,221	2,156	966
Interest on supplier payable with extended payment terms	125	173	222
Other bank fees and financial charges	627	778	1,020
Change in fair value of convertible debt derivative (Note 14.1)	13,129	—	—
Foreign exchange loss	4,045	2,094	5,994
Total financial expenses	$31,674	$13,423	$16,919

Schedule of Cost of Revenue and Operating Expenses	The tables below present the cost of revenue and operating expenses by nature of expense:

		Year ended December 31,
	Note	2020	2021	2022
		(in thousands)
Included in cost of revenue:
Cost of components		$23,376	$18,365	$13,102
Depreciation and impairment	7	573	517	428
Amortization of intangible assets	8	159	162	148
Wages and benefits		1,993	2,306	2,497
Share-based payment expense	13	42	58	160
Assembly services, royalties and other		1,323	2,282	1,336
		$27,466	$23,690	$17,671

		Year ended December 31,
	Note	2020	2021	2022
		(in thousands)
Included in operating expenses (between gross profit and operating result):
Depreciation and impairment	7	$3,179	$2,837	$3,551
Amortization of intangible assets	8	5,859	7,037	7,888
Wages and benefits		31,954	36,684	33,195
Share-based payment expense	13	2,943	5,077	5,317
Foreign exchange (gains) losses related to hedges of euro		106	(73)	207
Other, net		4,150	(6,054)	(3,439)
		$48,191	$45,508	$46,719

		Year ended December 31,
	Note	2020	2021	2022
		(in thousands)
Wages and salaries		$25,485	$29,422	$27,115
Social security costs and other payroll taxes		8,222	9,386	8,408
Other benefits		146	167	159
Pension costs		94	15	10
Share-based payment expenses	13	2,985	5,135	5,477
Total employee benefits expense		$36,932	$44,125	$41,169

Schedule of Research and Development Expense
The impact of the reduction of research and development expense due to government grants, research tax credit and development costs capitalized was as follows:

	Year ended December 31,
	2020	2021	2022
	(in thousands)
Research and development costs	$40,776	$52,200	$47,353
Research tax credit	(4,871)	(6,328)	(4,622)
Government and other grants	(456)	(3,621)	(4,888)
Development costs capitalized (*)	(6,061)	(18,297)	(13,808)
Amortization of capitalized development costs	1,495	2,460	2,575
Total research and development expense	$30,883	$26,414	$26,610